Financial Risk and Fair Value Disclosures - Details of Forward Exchange Contracts (Detail) - Forward exchange contracts [member] $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Notional Amount on sale of foreign currency	$ 28
Contract Period, beginning date	Dec. 10, 2018
Contract Period, end date	Jan. 07, 2019